Group cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flow from operating activities
Profit (loss) before taxation		£ 2,353	£ 2,666	£ 2,616
Share of post tax (profit) loss of associates and joint ventures		33	(1)	1
Net finance expense		897	756	764
Operating profit		3,283	3,421	3,381
Other non-cash charges	[1]	209	(112)	33
Loss (profit) on disposal of businesses		36	5	(1)
Profit on disposal of property, plant and equipment		(115)	0	0
Depreciation and amortisation		4,274	3,546	3,514
Decrease (increase) in inventories		69	(138)	(14)
Decrease (increase) in programme rights		33	49	(34)
Decrease (increase) in trade and other receivables	[2]	163	(58)	(156)
Decrease (increase) in contract assets		(119)	15	0
Increase (decrease) in trade and other payables		144	57	(345)
Decrease in contract liabilities		(236)	(72)	0
Decrease in other liabilities	[3]	(1,182)	(1,934)	(775)
Decrease in provisions		(78)	(92)	(203)
Cash generated from operations		6,481	4,687	5,400
Income taxes paid		(210)	(431)	(473)
Net cash inflow from operating activities		6,271	4,256	4,927
Cash flow from investing activities
Interest received		30	23	7
Dividends received from associates and joint ventures		1	0	0
Acquisition of subsidiaries	[4]	0	0	(16)
Proceeds on disposal of subsidiaries, associates and joint ventures	[4]	60	23	2
Acquisition of associates and joint ventures		(8)	(9)	(9)
Proceeds on disposal of current financial assets	[5]	12,000	12,887	11,134
Purchases of current financial assets	[5]	(13,877)	(13,088)	(12,629)
Proceeds from sales of investments other than investments accounted for using equity method	[6]	33	1
Proceeds on disposal of non-current asset investments	[6]			19
Proceeds on disposal of property, plant and equipment		216	41	21
Purchases of property, plant and equipment and software		(4,105)	(3,678)	(3,362)
Net cash outflow from investing activities		(5,650)	(3,800)	(4,833)
Cash flow from financing activities
Equity dividends paid		(1,520)	(1,504)	(1,523)
Interest paid	[7]	(736)	(531)	(555)
Repayment of borrowings	[8]	(1,111)	(1,423)	(1,401)
Proceeds from bank loans and bonds		2,843	3,972	3,760
Payment of lease liabilities	[7]	(651)
Cash flows from derivatives related to net debt		452	124	(188)
Proceeds from issue of own shares		2	5	53
Repurchase of ordinary share capital		(86)	(9)	(221)
Net cash inflow (outflow) from financing activities		(807)	634	(75)
Net increase (decrease) in cash and cash equivalents		(186)	1,090	19
Opening cash and cash equivalents	[9]	1,594	499	511
Net increase (decrease) in cash and cash equivalents		(186)	1,090	19
Effect of exchange rate changes		1	5	(31)
Closing cash and cash equivalents	[9]	£ 1,409	£ 1,594	£ 499

[1]	Other non-cash charges include £58m goodwill impairment charge on assets associated with our domestic operations in France and selected domestic operations and infrastructure in 16 countries in Latin America that were classified as held for sale during the period. See note 23.
[2]	Includes a prepayment of £nil (2018/19: £nil,2017/18: £325m) in respect of the acquisition of Spectrum.
[3]	Includes pension deficit payments of £1,274m (2018/19: £2,024m, 2017/18: £872m).
[4]	Acquisitions and disposals of subsidiaries are shown net of cash acquired or disposed of.
[5]	Primarily consists of investment in and redemption of amounts held in liquidity funds.
[6]	Relates to sale of a fair value through equity investment in 2019/20 and 2018/19, and assets held for sale classified within trade and other receivables in 2017/18.
[7]	Payment of lease liabilities relates to the principal element of lease liabilities recognised following adoption of IFRS 16 on 1 April 2019. Interest on lease liabilities is included within 'Interest paid'. See note 1 to the consolidated financial statements.
[8]	Repayment of borrowings includes the impact of hedging and repayment of finance lease liabilities in 2018/19 and 2017/18.
[9]	Net of bank overdrafts of £183m (2018/19: £72m, 2017/18: £29m).